American Funds College Target Date Series®
American Funds College 2042 Fund
Investment portfolio
July 31, 2026
unaudited
Fund investments Growth funds 47%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	1,125,516	$94,950
The Growth Fund of America, Class R-6	907,513	77,356
New Perspective Fund, Class R-6	948,721	70,481
AMCAP Fund, Class R-6 (a)	1,086,667	50,280
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	3,797,438	47,088
EUPAC Fund, Class R-6	671,464	42,363
The New Economy Fund, Class R-6 (a)	467,751	39,852
American Funds Global Insight Fund, Class R-6	782,647	24,489
		446,859
Growth-and-income funds 38%
Fundamental Investors, Class R-6	925,923	94,620
The Investment Company of America, Class R-6	1,359,771	92,777
Capital World Growth and Income Fund, Class R-6	1,104,877	89,440
Washington Mutual Investors Fund, Class R-6	798,082	54,293
International Growth and Income Fund, Class R-6	601,260	30,009
		361,139
Balanced funds 9%
American Balanced Fund, Class R-6	1,013,695	41,004
American Funds Global Balanced Fund, Class R-6	960,505	41,004
		82,008
Fixed income funds 6%
American High-Income Trust, Class R-6	4,222,861	41,004
U.S. Government Securities Fund, Class R-6	1,743,089	20,359
		61,363
Total investment securities 100% (cost: $869,123,000)		951,369
Other assets less liabilities 0%		(232)
Net assets 100%		$951,137
American Funds College Target Date Series — Page 1 of 12

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 47%
SMALLCAP World Fund, Inc., Class R-6	$50,740	$38,746	$—	$—	$5,464	$94,950	$565	$2,164
The Growth Fund of America, Class R-6	42,568	35,753	—	—	(965)	77,356	261	4,440
New Perspective Fund, Class R-6	41,452	28,605	—	—	424	70,481	596	2,357
AMCAP Fund, Class R-6 (a)	29,321	23,289	—	—	(2,330)	50,280	—	4,769
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	25,369	17,859	—	—	3,860	47,088	127	—
EUPAC Fund, Class R-6	26,225	17,204	—	—	(1,066)	42,363	854	4,293
The New Economy Fund, Class R-6 (a)	22,338	14,196	—	—	3,318	39,852	—	2,236
American Funds Global Insight Fund, Class R-6	9,273	13,331	—	—	1,885	24,489	132	—
						446,859
Growth-and-income funds 38%
Fundamental Investors, Class R-6	59,425	29,011	—	—	6,184	94,620	569	4,902
The Investment Company of America, Class R-6	46,787	43,450	—	—	2,540	92,777	633	4,444
Capital World Growth and Income Fund, Class R-6	51,559	32,506	—	—	5,375	89,440	1,039	4,624
Washington Mutual Investors Fund, Class R-6	26,485	26,884	—	—	924	54,293	481	3,238
International Growth and Income Fund, Class R-6	17,197	10,461	—	—	2,351	30,009	408	1,008
						361,139
Balanced funds 9%
American Balanced Fund, Class R-6	15,508	24,223	—	—	1,273	41,004	448	996
American Funds Global Balanced Fund, Class R-6	15,509	24,497	—	—	998	41,004	510	723
						82,008
Fixed income funds 6%
American High-Income Trust, Class R-6	15,618	26,137	—	—	(751)	41,004	1,387	—
U.S. Government Securities Fund, Class R-6	12,180	8,906	—	—	(727)	20,359	538	—
						61,363
Total 100%				$—	$28,757	$951,369	$8,548	$40,194

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 2 of 12

American Funds College 2039 Fund
Investment portfolio
July 31, 2026
unaudited
Fund investments Growth funds 33%	Shares	Value (000)
The Growth Fund of America, Class R-6	1,868,884	$159,304
SMALLCAP World Fund, Inc., Class R-6	1,686,444	142,268
New Perspective Fund, Class R-6	1,544,884	114,769
AMCAP Fund, Class R-6 (a)	1,962,337	90,797
American Funds Global Insight Fund, Class R-6	2,524,858	79,003
The New Economy Fund, Class R-6 (a)	868,515	73,998
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	5,201,851	64,503
EUPAC Fund, Class R-6	468,995	29,589
		754,231
Growth-and-income funds 36%
The Investment Company of America, Class R-6	3,069,025	209,400
Capital World Growth and Income Fund, Class R-6	2,519,012	203,914
Fundamental Investors, Class R-6	1,847,867	188,833
Washington Mutual Investors Fund, Class R-6	2,222,001	151,163
International Growth and Income Fund, Class R-6	1,323,259	66,044
		819,354
Balanced funds 10%
American Balanced Fund, Class R-6	3,199,783	129,431
American Funds Global Balanced Fund, Class R-6	2,131,466	90,992
		220,423
Fixed income funds 21%
The Bond Fund of America, Class R-6	17,221,644	190,644
American High-Income Trust, Class R-6	15,216,225	147,750
American Funds Multi-Sector Income Fund, Class R-6	14,320,019	131,887
U.S. Government Securities Fund, Class R-6	1,120,223	13,084
		483,365
Total investment securities 100% (cost: $1,917,056,000)		2,277,373
Other assets less liabilities 0%		(602)
Net assets 100%		$2,276,771
American Funds College Target Date Series — Page 1 of 12

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 33%
The Growth Fund of America, Class R-6	$136,591	$28,184	$34	$15	$(5,452)	$159,304	$757	$12,892
SMALLCAP World Fund, Inc., Class R-6	129,389	8,028	4,909	1,456	8,304	142,268	1,270	4,860
New Perspective Fund, Class R-6	103,985	11,418	—	—	(634)	114,769	1,388	5,488
AMCAP Fund, Class R-6 (a)	80,057	16,094	—	—	(5,354)	90,797	—	9,970
American Funds Global Insight Fund, Class R-6	55,859	15,457	—	—	7,687	79,003	790	—
The New Economy Fund, Class R-6 (a)	66,037	6,684	4,362	1,953	3,686	73,998	—	5,689
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	58,803	1,417	2,542	173	6,652	64,503	264	—
EUPAC Fund, Class R-6	45,244	4,494	18,660	3,937	(5,426)	29,589	793	3,556
						754,231
Growth-and-income funds 36%
The Investment Company of America, Class R-6	170,654	35,216	—	—	3,530	209,400	1,742	14,581
Capital World Growth and Income Fund, Class R-6	164,062	27,713	—	—	12,139	203,914	2,766	13,825
Fundamental Investors, Class R-6	152,587	23,644	—	—	12,602	188,833	1,257	11,450
Washington Mutual Investors Fund, Class R-6	118,944	29,659	—	—	2,560	151,163	1,645	10,942
International Growth and Income Fund, Class R-6	53,379	6,712	—	—	5,953	66,044	1,067	3,001
						819,354
Balanced funds 10%
American Balanced Fund, Class R-6	100,005	25,290	—	—	4,136	129,431	2,108	5,622
American Funds Global Balanced Fund, Class R-6	77,718	10,887	—	—	2,387	90,992	1,608	3,079
						220,423
Fixed income funds 21%
The Bond Fund of America, Class R-6	108,318	88,436	—	—	(6,110)	190,644	5,035	—
American High-Income Trust, Class R-6	110,638	39,909	—	—	(2,797)	147,750	6,515	—
American Funds Multi-Sector Income Fund, Class R-6	74,970	60,537	—	—	(3,620)	131,887	4,986	—
U.S. Government Securities Fund, Class R-6	19,535	437	6,372	151	(667)	13,084	437	—
						483,365
Total 100%				$7,685	$39,576	$2,277,373	$34,428	$104,955

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 2 of 12

American Funds College 2036 Fund
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	1,352,194	$100,454
American Funds Global Insight Fund, Class R-6	3,037,466	95,042
AMCAP Fund, Class R-6 (a)	2,013,308	93,156
The Growth Fund of America, Class R-6	591,104	50,386
SMALLCAP World Fund, Inc., Class R-6	446,360	37,655
The New Economy Fund, Class R-6 (a)	261,198	22,254
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	1,233,148	15,291
		414,238
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	3,954,503	320,117
Washington Mutual Investors Fund, Class R-6	4,618,367	314,188
American Mutual Fund, Class R-6	4,537,415	294,251
The Investment Company of America, Class R-6	4,248,594	289,882
Fundamental Investors, Class R-6	1,826,587	186,659
International Growth and Income Fund, Class R-6	1,701,629	84,928
		1,490,025
Equity-income funds 6%
Capital Income Builder, Class R-6	1,546,031	129,758
The Income Fund of America, Class R-6	3,424,503	95,749
		225,507
Balanced funds 10%
American Balanced Fund, Class R-6	6,540,539	264,565
American Funds Global Balanced Fund, Class R-6	2,913,083	124,359
		388,924
Fixed income funds 36%
The Bond Fund of America, Class R-6	50,301,234	556,835
American High-Income Trust, Class R-6	28,011,759	271,994
American Funds Multi-Sector Income Fund, Class R-6	29,330,998	270,139
American Funds Mortgage Fund, Class R-6	18,911,948	163,210
American Funds Strategic Bond Fund, Class R-6	18,197,243	162,865
		1,425,043
Total investment securities 100% (cost: $3,526,262,000)		3,943,737
Other assets less liabilities 0%		(888)
Net assets 100%		$3,942,849
American Funds College Target Date Series — Page 3 of 12

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
New Perspective Fund, Class R-6	$115,761	$9,719	$23,932	$6,132	$(7,226)	$100,454	$1,401	$5,538
American Funds Global Insight Fund, Class R-6	98,726	2,554	15,897	4,976	4,683	95,042	1,107	—
AMCAP Fund, Class R-6 (a)	100,380	12,193	13,336	3,433	(9,514)	93,156	—	10,704
The Growth Fund of America, Class R-6	114,029	9,989	68,525	16,912	(22,019)	50,386	482	8,208
SMALLCAP World Fund, Inc., Class R-6	77,713	5,128	50,282	7,882	(2,786)	37,655	626	2,396
The New Economy Fund, Class R-6 (a)	51,962	3,890	36,449	7,573	(4,722)	22,254	—	3,383
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	30,529	344	18,192	2,272	338	15,291	113	—
						414,238
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	289,982	31,988	20,929	7,855	11,221	320,117	4,589	23,928
Washington Mutual Investors Fund, Class R-6	248,828	60,423	—	—	4,937	314,188	3,396	23,056
American Mutual Fund, Class R-6	161,390	118,356	—	—	14,505	294,251	3,387	11,066
The Investment Company of America, Class R-6	268,091	27,155	8,676	3,451	(139)	289,882	2,504	22,015
Fundamental Investors, Class R-6	202,171	15,957	45,254	17,239	(3,454)	186,659	1,403	13,126
International Growth and Income Fund, Class R-6	82,998	5,910	12,439	3,661	4,798	84,928	1,504	4,406
						1,490,025
Equity-income funds 6%
Capital Income Builder, Class R-6	71,953	50,678	—	—	7,127	129,758	2,608	4,021
The Income Fund of America, Class R-6	52,077	41,286	—	—	2,386	95,749	2,383	3,791
						225,507
Balanced funds 10%
American Balanced Fund, Class R-6	220,888	35,447	—	—	8,230	264,565	4,531	12,252
American Funds Global Balanced Fund, Class R-6	115,642	6,605	1,042	227	2,927	124,359	2,234	4,371
						388,924
Fixed income funds 36%
The Bond Fund of America, Class R-6	440,836	135,161	—	—	(19,162)	556,835	16,660	—
American High-Income Trust, Class R-6	234,197	43,042	—	—	(5,245)	271,994	12,704	—
American Funds Multi-Sector Income Fund, Class R-6	234,036	44,277	—	—	(8,174)	270,139	12,116	—
American Funds Mortgage Fund, Class R-6	99,625	68,854	—	—	(5,269)	163,210	4,355	—
American Funds Strategic Bond Fund, Class R-6 (c)	99,625	70,380	90	—	(7,050)	162,865	4,328	—
						1,425,043
Total 100%				$81,613	$(33,608)	$3,943,737	$82,431	$152,261

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 4 of 12

American Funds College 2033 Fund®
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth funds 2%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	672,973	$21,057
AMCAP Fund, Class R-6 (a)	441,340	20,421
New Perspective Fund, Class R-6	273,398	20,311
		61,789
Growth-and-income funds 27%
American Mutual Fund, Class R-6	7,269,741	471,443
Washington Mutual Investors Fund, Class R-6	5,086,643	346,044
Capital World Growth and Income Fund, Class R-6	2,889,251	233,885
The Investment Company of America, Class R-6	2,145,386	146,380
Fundamental Investors, Class R-6	418,761	42,793
International Growth and Income Fund, Class R-6	414,145	20,670
		1,261,215
Equity-income funds 13%
The Income Fund of America, Class R-6	12,745,712	356,370
Capital Income Builder, Class R-6	3,139,394	263,489
		619,859
Balanced funds 9%
American Balanced Fund, Class R-6	8,142,256	329,354
American Funds Global Balanced Fund, Class R-6	2,408,312	102,811
		432,165
Fixed income funds 49%
The Bond Fund of America, Class R-6	58,114,825	643,331
American Funds Mortgage Fund, Class R-6	48,323,915	417,036
American Funds Strategic Bond Fund, Class R-6	46,568,479	416,788
American High-Income Trust, Class R-6	32,652,332	317,054
American Funds Multi-Sector Income Fund, Class R-6	34,311,470	316,009
Intermediate Bond Fund of America, Class R-6	14,979,499	186,045
		2,296,263
Total investment securities 100% (cost: $4,351,431,000)		4,671,291
Other assets less liabilities 0%		(1,016)
Net assets 100%		$4,670,275
American Funds College Target Date Series — Page 5 of 12

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 2%
American Funds Global Insight Fund, Class R-6	$35,049	$415	$17,200	$4,756	$(1,963)	$21,057	$415	$—
AMCAP Fund, Class R-6 (a)	35,160	2,977	16,128	3,649	(5,237)	20,421	—	2,977
New Perspective Fund, Class R-6	35,152	2,270	16,513	1,223	(1,821)	20,311	458	1,812
						61,789
Growth-and-income funds 27%
American Mutual Fund, Class R-6	396,830	53,348	—	—	21,265	471,443	6,123	22,372
Washington Mutual Investors Fund, Class R-6	307,014	33,879	—	—	5,151	346,044	3,908	26,251
Capital World Growth and Income Fund, Class R-6	242,340	23,813	46,004	15,256	(1,520)	233,885	3,669	19,983
The Investment Company of America, Class R-6	171,679	15,614	41,070	14,730	(14,573)	146,380	1,504	14,110
Fundamental Investors, Class R-6	71,419	5,045	37,420	8,109	(4,360)	42,793	470	4,576
International Growth and Income Fund, Class R-6	35,010	2,484	19,946	5,056	(1,934)	20,670	567	1,917
						1,261,215
Equity-income funds 13%
The Income Fund of America, Class R-6	267,163	80,025	—	—	9,182	356,370	9,677	15,876
Capital Income Builder, Class R-6	212,645	35,579	—	—	15,265	263,489	5,906	9,700
						619,859
Balanced funds 9%
American Balanced Fund, Class R-6	294,595	24,225	—	—	10,534	329,354	5,840	15,929
American Funds Global Balanced Fund, Class R-6	101,190	5,791	6,848	1,428	1,250	102,811	1,932	3,859
						432,165
Fixed income funds 49%
The Bond Fund of America, Class R-6	597,650	68,883	—	—	(23,202)	643,331	20,703	—
American Funds Mortgage Fund, Class R-6	332,688	98,658	—	—	(14,310)	417,036	12,409	—
American Funds Strategic Bond Fund, Class R-6 (c)	333,106	103,159	326	—	(19,151)	416,788	12,111	—
American High-Income Trust, Class R-6	289,519	33,735	—	—	(6,200)	317,054	15,079	—
American Funds Multi-Sector Income Fund, Class R-6	289,131	36,581	—	—	(9,703)	316,009	14,391	—
Intermediate Bond Fund of America, Class R-6	124,513	65,880	—	—	(4,348)	186,045	4,909	—
						2,296,263
Total 100%				$54,207	$(45,675)	$4,671,291	$120,071	$139,362

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 6 of 12

American Funds College 2030 Fund®
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth-and-income funds 16%	Shares	Value (000)
American Mutual Fund, Class R-6	8,433,463	$546,910
Washington Mutual Investors Fund, Class R-6	2,333,022	158,716
Capital World Growth and Income Fund, Class R-6	1,568,380	126,960
The Investment Company of America, Class R-6	305,011	20,811
		853,397
Equity-income funds 9%
The Income Fund of America, Class R-6	11,076,470	309,698
Capital Income Builder, Class R-6	1,794,400	150,604
		460,302
Balanced funds 7%
American Balanced Fund, Class R-6	9,162,186	370,611
American Funds Global Balanced Fund, Class R-6	484,515	20,684
		391,295
Fixed income funds 68%
Intermediate Bond Fund of America, Class R-6	94,919,782	1,178,904
American Funds Mortgage Fund, Class R-6	84,813,392	731,939
The Bond Fund of America, Class R-6	54,614,551	604,583
American Funds Strategic Bond Fund, Class R-6	57,911,644	518,309
American High-Income Trust, Class R-6	29,116,671	282,723
American Funds Multi-Sector Income Fund, Class R-6	30,569,040	281,541
		3,597,999
Total investment securities 100% (cost: $5,222,288,000)		5,302,993
Other assets less liabilities 0%		(1,197)
Net assets 100%		$5,301,796
American Funds College Target Date Series — Page 7 of 12

unaudited
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 16%
American Mutual Fund, Class R-6	$486,178	$56,101	$20,733	$6,521	$18,843	$546,910	$7,448	$27,505
Washington Mutual Investors Fund, Class R-6	205,858	20,146	70,140	14,805	(11,953)	158,716	2,077	13,861
Capital World Growth and Income Fund, Class R-6	146,553	16,167	43,764	6,728	1,276	126,960	1,954	10,804
The Investment Company of America, Class R-6	44,362	3,000	26,218	6,244	(6,577)	20,811	243	2,693
						853,397
Equity-income funds 9%
The Income Fund of America, Class R-6	327,154	29,603	55,705	8,992	(346)	309,698	10,084	17,814
Capital Income Builder, Class R-6	183,295	11,880	54,603	8,167	1,865	150,604	4,043	7,362
						460,302
Balanced funds 7%
American Balanced Fund, Class R-6	349,138	32,128	23,300	6,207	6,438	370,611	6,739	18,454
American Funds Global Balanced Fund, Class R-6	43,689	1,765	25,403	3,321	(2,688)	20,684	509	1,256
						391,295
Fixed income funds 68%
Intermediate Bond Fund of America, Class R-6	847,316	359,460	—	—	(27,872)	1,178,904	32,707	—
American Funds Mortgage Fund, Class R-6	614,516	143,204	397	31	(25,415)	731,939	22,672	—
The Bond Fund of America, Class R-6	593,060	34,511	1,024	31	(21,995)	604,583	19,945	—
American Funds Strategic Bond Fund, Class R-6 (b)	476,011	67,565	495	—	(24,772)	518,309	16,290	—
American High-Income Trust, Class R-6	281,750	15,138	8,685	672	(6,152)	282,723	14,063	—
American Funds Multi-Sector Income Fund, Class R-6	281,593	14,535	5,830	253	(9,010)	281,541	13,419	—
						3,597,999
Total 100%				$61,972	$(108,358)	$5,302,993	$152,193	$99,749

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 8 of 12

American Funds College 2027 Fund®
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth-and-income funds 10%	Shares	Value (000)
American Mutual Fund, Class R-6	5,546,561	$359,695
Capital World Growth and Income Fund, Class R-6	137,414	11,124
Washington Mutual Investors Fund, Class R-6	163,518	11,124
		381,943
Equity-income funds 1%
The Income Fund of America, Class R-6	975,305	27,269
Capital Income Builder, Class R-6	132,690	11,137
		38,406
Balanced funds 5%
American Balanced Fund, Class R-6	5,156,547	208,582
Fixed income funds 84%
Short-Term Bond Fund of America, Class R-6	143,578,310	1,359,686
Intermediate Bond Fund of America, Class R-6	96,325,732	1,196,365
American Funds Mortgage Fund, Class R-6	48,813,873	421,264
American Funds Strategic Bond Fund, Class R-6	24,972,791	223,506
The Bond Fund of America, Class R-6	5,463,499	60,481
American Funds Multi-Sector Income Fund, Class R-6	2,973,705	27,388
American High-Income Trust, Class R-6	2,814,588	27,330
		3,316,020
Total investment securities 100% (cost: $4,047,542,000)		3,944,951
Other assets less liabilities 0%		(950)
Net assets 100%		$3,944,001
American Funds College Target Date Series — Page 9 of 12

unaudited
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 10%
American Mutual Fund, Class R-6	$364,955	$42,840	$65,341	$19,661	$(2,420)	$359,695	$5,330	$20,262
Capital World Growth and Income Fund, Class R-6	30,661	3,028	23,322	3,455	(2,698)	11,124	308	2,149
Washington Mutual Investors Fund, Class R-6	30,214	2,174	21,410	3,220	(3,074)	11,124	249	1,647
						381,943
Equity-income funds 1%
The Income Fund of America, Class R-6	75,360	5,626	54,583	6,653	(5,787)	27,269	1,797	3,722
Capital Income Builder, Class R-6	30,222	1,761	21,878	3,147	(2,115)	11,137	546	1,174
						38,406
Balanced funds 5%
American Balanced Fund, Class R-6	225,688	22,589	46,839	7,751	(607)	208,582	4,196	11,843
Fixed income funds 84%
Short-Term Bond Fund of America, Class R-6	952,244	466,620	39,162	374	(20,390)	1,359,686	35,647	—
Intermediate Bond Fund of America, Class R-6	1,131,608	118,958	24,621	441	(30,021)	1,196,365	37,000	—
American Funds Mortgage Fund, Class R-6	464,164	20,435	47,978	8	(15,365)	421,264	14,709	—
American Funds Strategic Bond Fund, Class R-6 (b)	269,235	8,654	43,094	(1,279)	(10,010)	223,506	7,827	—
The Bond Fund of America, Class R-6	166,335	3,808	106,475	(19,628)	16,441	60,481	3,675	—
American Funds Multi-Sector Income Fund, Class R-6	75,214	2,523	49,132	2,074	(3,291)	27,388	2,401	—
American High-Income Trust, Class R-6	75,315	2,770	50,146	3,825	(4,434)	27,330	2,507	—
						3,316,020
Total 100%				$29,702	$(83,771)	$3,944,951	$116,192	$40,797

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 10 of 12

American Funds College Enrollment Fund®
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth-and-income funds 9%	Shares	Value (000)
American Mutual Fund, Class R-6	4,219,641	$273,643
Balanced funds 5%
American Balanced Fund, Class R-6	3,761,679	152,160
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	128,527,680	1,217,158
Intermediate Bond Fund of America, Class R-6	75,956,917	943,385
American Funds Mortgage Fund, Class R-6	35,230,772	304,042
American Funds Strategic Bond Fund, Class R-6	16,930,307	151,526
		2,616,111
Total investment securities 100% (cost: $3,236,130,000)		3,041,914
Other assets less liabilities 0%		(785)
Net assets 100%		$3,041,129
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 9%
American Mutual Fund, Class R-6	$312,599	$21,948	$73,559	$15,844	$(3,189)	$273,643	$4,265	$17,049
Balanced funds 5%
American Balanced Fund, Class R-6	175,605	12,604	41,028	6,670	(1,691)	152,160	3,168	9,089
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	1,405,822	39,469	208,102	(177)	(19,854)	1,217,158	39,381	—
Intermediate Bond Fund of America, Class R-6	1,088,043	32,102	152,551	(1,035)	(23,174)	943,385	31,769	—
American Funds Mortgage Fund, Class R-6	351,204	11,296	47,356	(5,330)	(5,772)	304,042	10,747	—
American Funds Strategic Bond Fund, Class R-6 (b)	175,565	5,635	22,151	(3,647)	(3,876)	151,526	5,170	—
						2,616,111
Total 100%				$12,325	$(57,556)	$3,041,914	$94,500	$26,138

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 11 of 12

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of July 31, 2026, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-800-0926
American Funds College Target Date Series — Page 12 of 12